Goodwill - Schedule of Revenue and Profit or Loss from the Time of Acquisition (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Hipervital S.A.S. [Member]
Schedule of Revenue and Profit or Loss from the Time of Acquisition [Line Items]
Revenues	$ 34,816
Profit (loss) for the period	815
Costa y Costa S.A. [Member]
Schedule of Revenue and Profit or Loss from the Time of Acquisition [Line Items]
Revenues	24,332
Profit (loss) for the period	628
Modasian S.R.L. [Member]
Schedule of Revenue and Profit or Loss from the Time of Acquisition [Line Items]
Revenues	19
Profit (loss) for the period	$ (6)